Financial Instruments and Financial Risk Management - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Netting of collateral	$ 0	$ 0
Long term debt	9,091	8,195
Other comprehensive income (loss)	631	(57)
Unrealized gain on net investment hedge	(15)	0
Unrealized gains (losses) on risk management contracts	(49)	18
Foreign Exchange Forward
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Realized gain on foreign exchange forward contracts	$ 1	$ 19
Interest rate risk
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Fixed rate debt, percent	78.00%	87.00%	78.00%	87.00%
Weather Related Instruments
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Loss on derivatives	$ 1	$ 1
Net investment hedge
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long term debt			$ 281	$ 122
Hedge net investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Other comprehensive income (loss)	$ (15)	$ 0